CONSOLIDATED STATEMENTS OF LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue - Hardware	$ 4,953,139	$ 22,628,612	$ 46,114,109
Revenue - Software	3,200,905	10,366,560	2,923,397
Revenue - System integration	1,012,088	4,822,003	5,422,151
Revenue - Others	1,118,736	817,572	960,174
TOTAL REVENUE	10,284,868	38,634,747	55,419,831
Cost - Hardware	2,910,334	18,769,338	38,829,515
Cost - Software	1,267,834	4,086,717	1,559,861
Cost - System integration	1,745,647	4,480,388	4,733,815
Cost - Others	457,390	809,947	743,972
TOTAL COST	6,381,205	28,146,390	45,867,163
GROSS PROFIT	3,903,663	10,488,357	9,552,668
Administrative expenses	11,223,502	20,837,181	88,699,489
Research and development expenses	3,446,867	1,477,246	2,190,074
Selling expenses	2,661,545	4,240,097	4,893,234
Impairment of property, plant and equipment	4,616,679	827,319	29,976,990
Impairment of intangible assets and goodwill	8,918,427	7,015,727	2,008,249
LOSS FROM OPERATIONS	(26,963,357)	(23,909,213)	(118,215,368)
Subsidy income	501,404	676,159	1,491,280
Gain on sale of assets	29,994,037	0	0
Other income (loss), net	776,233	(407,616)	1,241,666
Interest income	76,716	408,121	447,586
Interest expense	(3,116,777)	(5,858,770)	(4,934,479)
Warrant expense	(5,657,988)	0	0
Loss from continuing operations before income taxes	(4,389,732)	(29,091,319)	(119,969,315)
Income tax (expense ) benefit	(4,305,028)	4,599,559	(1,731,145)
Loss from continuing operations	(8,694,760)	(24,491,760)	(121,700,460)
Less: Net (income) loss attributable to the non-controlling interest	(308,473)	404,662	3,188,700
NET LOSS ATTRIBUTABLE TO THE COMPANY - continuing operations	(9,003,233)	(24,087,098)	(118,511,760)
Discontinued operations
Income (loss) from discontinued operations before income taxes (including pretax gain on sale of Geo: $7.0 million in 2015 and pretax loss on sale of Zhongtian: $3.3 million in 2015)	1,667,853	(5,049,880)	(340,167)
Income tax expense	(168,882)	(210,658)	(165,400)
Income (loss) from discontinued operations	1,498,971	(5,260,538)	(505,567)
Less: Net (income) loss attributable to the non-controlling interest	0	116,289	(219,496)
NET INCOME ( LOSS) ATTRIBUTABLE TO THE COMPANY-discontinued operations	1,498,971	(5,144,249)	(725,063)
Net loss	(7,195,789)	(29,752,298)	(122,206,027)
NET LOSS ATTRIBUTABLE TO THE COMPANY	$ (7,504,262)	$ (29,231,347)	$ (119,236,823)
CONTINUING OPERATIONS
Basic	$ (0.26)	$ (0.79)	$ (4.33)
Diluted	(0.26)	(0.79)	(4.33)
DISCONTINUED OPERATIONS
Basic	0.04	(0.17)	(0.03)
Diluted	0.04	(0.17)	(0.03)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic	(0.22)	(0.96)	(4.36)
Diluted	$ (0.22)	$ (0.96)	$ (4.36)